Leases - Future Minimum Lease Payments Under Non Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 0.3
2027	0.3
2028	0.3
Total Minimum Lease Payments	0.9
Less: Imputed interest	(0.1)
Present value of operating liabilities	$ 0.8